Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	$ 2,456,896		$ 1,832		$ 679,210
Sale of total related party materials			3,741,463		239,640
Accounts payable					3,692,394
Taizhou Huadi Material Technology Co. [Member]
Related Party Transactions [Line Items]
Sale of total related party materials	674,228
Huashang [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party			666,114
Sale of total related party materials			1,427,247		520
Accounts payable	462
Advance balance			692,485		385,605
Steel materials sold to related party			7,343
Refunded amount					390,513
Huashang [Member]
Related Party Transactions [Line Items]
Annual rent amounted	27,407		29,192		26,235
Rental income	25,865		30,232		19,550
Advance balance	7,131		5,650		6,462
Di Wang [Member]
Related Party Transactions [Line Items]
Repaid the borrowed amount	48,527	¥ 350,000			274,123	¥ 2,000,000
Jueqin Wang [Member]
Related Party Transactions [Line Items]
Repaid the borrowed amount			20,821	¥ 150,000
Outstanding balance	$ 255,344		308,908
Shanghai Huadi [Member]
Related Party Transactions [Line Items]
Steel materials sold to related party			1,661
Wenzhou Maituo [Member]
Related Party Transactions [Line Items]
Refunded amount			$ 631,567
Wenzhou Maituo [Member]
Related Party Transactions [Line Items]
Advance balance					$ 623,629